Document and Entity Information	12 Months Ended
Nov. 29, 2011
Risk/Return:
Document Type	Other
Document Period End Date	Sep. 30, 2011
Registrant Name	FIDELITY ADVISOR SERIES I
Central Index Key	0000722574
Amendment Flag	false
Document Creation Date	Jun. 15, 2012
Document Effective Date	Jun. 15, 2012
Prospectus Date	Nov. 29, 2011